Reclassifications Out Of Accumulated Other Comprehensive Income	3 Months Ended
Sep. 30, 2013
Equity [Abstract]
Reclassifications Out Of Accumulated Other Comprehensive Income

NOTE 7. RECLASSIFICATIONS OUT OF ACCUMULATED OTHER COMPREHENSIVE INCOME

The summary of activity of comprehensive income (loss) for the three months ended September 30, 2013 is as follows:

Three Months Ended September 30, 2013	Before-Tax Amount	Tax (Expense) or Benefit	Net-of-Tax Amount
Foreign Currency Translation Adjustments:
Translation Adjustments Arising During the Period	$19	$(2)	$17
Reclassification Adjustments Recognized in Net Income	—	—	—

Net Foreign Currency Translation Adjustments	19	(2)	17

Interest Rate Swaps:
Unrealized Gain (Loss) Arising During the Period	7	(3)	4
Reclassification Adjustment Recognized in Net Income	—	—	—

Net Gain (Loss) on Interest Rate Swaps	7	(3)	4

Total Other Comprehensive Income (Loss)	$26	$(5)	$21

Reclassification adjustment gains and losses is included in the unaudited condensed consolidated statements of income in “Interest Expense and Other, Net”.